UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22737

Teal Leaf Management Investment Trust

(Exact name of registrant as specified in charter)

370 Lexington Avenue, Suite 201

New York, NY 10017

(Address of principal executive offices)

       (Zip code)

CT Corporation System

Corporation Trust Center

13 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-871-5700

Date of fiscal year end: January 31

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tealeaf Long/Short Deep Value Fund Class A

ABERCROMBIE & FITCH CO.

Ticker Symbol:ANF	Cusip Number:002896-207
Record Date: 4/30/2014	Meeting Date: 6/19/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: JAMES B. BACHMANN	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: BONNIE R. BROOKS	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: TERRY L. BURMAN	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: SARAH M. GALLAGHER	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: MICHAEL E. GREENLEES	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: ARCHIE M. GRIFFIN	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: MICHAEL S. JEFFRIES	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: ARTHUR C. MARTINEZ	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: DIANE L. NEAL	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: CHARLES R. PERRIN	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: STEPHANIE M. SHERN	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: CRAIG R. STAPLETON	For	Issuer	For	With
2	ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31, 2015.	For	Issuer	For	With
4	STOCKHOLDER PROPOSAL ON ADOPTION OF A POLICY REGARDING ACCELERATED VESTING OF EQUITY AWARDS OF NAMED EXECUTIVE OFFICERS UPON A CHANGE OF CONTROL, IF THE STOCKHOLDER PROPOSAL IS PROPERLY PRESENTED AT THE ANNUAL MEETING.	Against	Issuer	Against	With
5	STOCKHOLDER PROPOSAL REGARDING ADOPTION OF A "SPECIFIC PERFORMANCE POLICY", IF THE STOCKHOLDER PROPOSAL IS PROPERLY PRESENTED AT THE ANNUAL MEETING.	Against	Issuer	Against	With
6	STOCKHOLDER PROPOSAL REGARDING "PROXY ACCESS", IF THE STOCKHOLDER PROPOSAL IS PROPERLY PRESENTED AT THE ANNUAL MEETING.	Against	Issuer	Against	With

ACCURAY INCORPORATED

Ticker Symbol:ARAY	Cusip Number:004397105
Record Date: 10/4/2013	Meeting Date: 11/21/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: ROBERT S. WEISS	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: RICHARD PETTINGILL	For	Issuer	For	With
2	ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS (SAY-ON-PAY VOTE).	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2014.	For	Issuer	For	With

AMERICAN EAGLE OUTFITTERS, INC.

Ticker Symbol:AEO	Cusip Number:02553E-106
Record Date: 4/4/2014	Meeting Date: 5/29/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	ELECTION OF DIRECTOR: MICHAEL G. JESSELSON	For	Issuer	For	With
1.2	ELECTION OF DIRECTOR: ROGER S. MARKFIELD	For	Issuer	For	With
1.3	ELECTION OF DIRECTOR: JAY L. SCHOTTENSTEIN	For	Issuer	For	With
2	HOLD AN ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	APPROVE THE COMPANY'S 2014 STOCK AWARD AND INCENTIVE PLAN.	For	Issuer	For	With
4	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31, 2015.	For	Issuer	For	With

AVIAT NETWORKS, INC

Ticker Symbol:AVNW	Cusip Number:05366Y102
Record Date: 11/13/2013	Meeting Date: 9/19/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) WILLIAM A. HASLER 2) CLIFFORD H. HIGGERSON 3) CHARLES D. KISSNER 4) MICHAEL A. PANGIA 5) RAGHAVENDRA RAU 6) DR. MOHSEN SOHI 7) DR. JAMES C. STOFFEL 8) EDWARD F. THOMPSON	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With

CENTURY CASINOS, INC

Ticker Symbol:CNTY	Cusip Number:156492-100
Record Date: 4/17/2014	Meeting Date: 6/12/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	ELECTION OF DIRECTOR: PETER HOETZINGER	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	For	Issuer	For	With
3	TO CONSIDER AND VOTE UPON A PROPOSAL TO APPROVE AN ADVISORY (NON-BINDING) RESOLUTION REGARDING THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

CUTERA, INC.

Ticker Symbol:CUTR	Cusip Number: 232109-108
Record Date: 4/22/2014	Meeting Date: 6/18/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) DAVID A. GOLLNICK 2) KEVIN P. CONNORS	For	Issuer	For	With
2	RATIFICATION OF BDO USA, LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	For	Issuer	For	With
3	NON-BINDING ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

DOT HILL SYSTEMS CORP.

Ticker Symbol:HILL	Cusip Number:25848T-109
Record Date: 3/14/2014	Meeting Date: 5/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) DANA W. KAMMERSGARD 2) RICHARD MEJIA, JR.	For	Issuer	For	With
2	TO APPROVE THE COMPANY'S 2009 EQUITY INCENTIVE PLAN, AS AMENDED.	For	Issuer	For	With
3	TO APPROVE THE 2014 EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With
4	RESOLVED, THAT THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED PURSUANT TO ITEM 402 OF REGULATION S-K, INCLUDING THE COMPENSATION DISCUSSION AND ANALYSIS, COMPENSATION TABLES AND NARRATIVE DISCUSSION, IS HEREBY APPROVED	For	Issuer	For	With
5	TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2014.	For	Issuer	For	With

ENTROPIC COMMUNICATIONS, INC.

Ticker Symbol:ENTR	Cusip Number:29384R-105
Record Date: 3/18/2014	Meeting Date: 5/14/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) PATRICK HENRY 2) WILLIAM BOCK	For	Issuer	For	With
2	TO CAST A VOTE ON ADVISORY APPROVAL OF ENTROPIC'S EXECUTIVE COMPENSATION, AS DISCLOSED IN THE ACCOMPANYING PROXY STATEMENT.	For	Issuer	For	With
3	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2014 FISCAL YEAR.	For	Issuer	For	With

EXAR CORPORATION

Ticker Symbol:EXAR	Cusip Number:300645-108
Record Date: 9/5/2013	Meeting Date: 7/10/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) BEHROOZ ABDI * 2) IZAK BENCUYA * 3) LOUIS DENARDO * 4) PIERRE GUILBAULT * 5) BRIAN HILTON * 6) RICHARD L. LEZA * 7) GARY MEYERS *	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF BDO USA, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 30, 2014.	For	Issuer	For	With
3	TO APPROVE BY STOCKHOLDER ADVISORY VOTE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS DISCLOSED IN THE PROXY STATEMENT UNDER THE SECTION TITLED "EXECUTIVE COMPENSATION", INCLUDING THE COMPENSATION TABLES AND OTHER NARRATIVE EXECUTIVE COMPENSATION DISCLOSURES THEREIN, REQUIRED BY ITEM 402 OF THE SECURITIES AND EXCHANGE COMMISSION REGULATION S-K (A "SAY-ON-PAY" VOTE).	For	Issuer	For	With

EXTREME NETWORKS, INC.

Ticker Symbol:EXTR	Cusip Number:30226D106
Record Date: 10/1/2013	Meeting Date: 11/20/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) EDWARD B. MEYERCORD III 2) JOHN H. KISPERT 3) CHARLES W. BERGER 4) CHARLES CARINALLI 5) MAURY AUSTIN 6) JOHN C. SHOEMAKER 7) EDWARD H. KENNEDY	For	Issuer	For	With
2	TO APPROVE A NON-BINDING ADVISORY RESOLUTION REGARDING EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF KPMG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, AS EXTREME NETWORKS, INC'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING JUNE 30, 2014.	For	Issuer	For	With
4	TO APPROVE THE ADOPTION OF THE EXTREME NETWORKS, INC. 2013 EQUITY INCENTIVE PLAN.	For	Issuer	For	With

FORMFACTOR, INC.

Ticker Symbol:FORM	Cusip Number:346375-108
Record Date: 3/21/2014	Meeting Date: 5/16/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) MICHAEL D. SLESSOR 2) THOMAS ST. DENNIS	For	Issuer	For	With
2	ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	RATIFICATION OF THE SELECTION OF KPMG LLP AS FORMFACTOR'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014.	For	Issuer	For	With

FREIGHTCAR AMERICA INC

Ticker Symbol:RAIL	Cusip Number:357023-100
Record Date: 3/28/2014	Meeting Date: 5/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) THOMAS A. MADDEN 2) JOSEPH E. MCNEELY	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.	For	Issuer	For	With

GRANITE CONSTRUCTION INCORPORATED

Ticker Symbol:GVA	Cusip Number:387328-107
Record Date: 4/11/2014	Meeting Date: 6/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: GARY M. CUSUMANO	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: JAMES H. ROBERTS	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: GADDI H. VASQUEZ	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT BY THE AUDIT/COMPLIANCE COMMITTEE OF PRICEWATERHOUSECOOPERS LLP AS GRANITE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	For	Issuer	For	With

HYDROGENICS CORPORATION

Ticker Symbol:HYGS	Cusip Number:448883-207
Record Date: 4/1/2014	Meeting Date: 5/7/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	THE REAPPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF THE COMPANY AND THE AUTHORIZATION OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO FIX THEIR REMUNERATION.	For	Issuer	For	With
2	DIRECTOR 1) DOUGLAS S. ALEXANDER 2) MICHAEL CARDIFF 3) JOSEPH CARGNELLI 4) HENRY J. GNACKE 5) DONALD LOWRY 6) DARYL WILSON	For	Issuer	For	With

INVACARE CORPORATION

Ticker Symbol:IVC	Cusip Number: 461203-101
Record Date: 3/21/2014	Meeting Date: 5/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) MICHAEL F. DELANEY 2) C. MARTIN HARRIS, M.D. 3) A. MALACHI MIXON, III 4) GERALD B. BLOUCH 5) CHARLES S. ROBB 6) BAIJU R. SHAH 7) JAMES L. JONES 8) DAN T. MOORE, III 9) DALE C. LAPORTE 10) ELLEN O. TAUSCHER 11) MICHAEL J. MERRIMAN	For	Issuer	For	With
2	RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

LTX-CREDENCE CORPORATION

Ticker Symbol:LTXC	Cusip Number:502403-207
Record Date: 3/17/2014	Meeting Date: 5/16/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO AMEND THE COMPANY'S RESTATED ARTICLES OF ORGANIZATION, AS AMENDED TO DATE, TO CHANGE THE NAME OF THE COMPANY TO "XCERRA CORPORATION".	For	Issuer	For	With

SYKES ENTERPRISES, INCORPORATED

Ticker Symbol:SYKE	Cusip Number:871237-103
Record Date: 3/21/2014	Meeting Date: 5/20/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	ELECTION OF CLASS I DIRECTOR: JAMES S. MACLEOD	For	Issuer	For	With
1.2	ELECTION OF CLASS I DIRECTOR: WILLIAM D. MUIR, JR.	For	Issuer	For	With
1.3	ELECTION OF CLASS I DIRECTOR: LORRAINE LEIGH LUTTON	For	Issuer	For	With
1.4	ELECTION OF CLASS III DIRECTOR: JAMES K. MURRAY, JR.	For	Issuer	For	With
2	NON-BINDING ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS OF THE COMPANY.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tea Leaf Management Investment Trust

By /s/Adam M. Hutt

* Adam M. Hutt

President and Principal Executive Officer

By /s/David Hanover

* David Hanover

Treasurer and Principal Financial Officer

Date: July 24, 2014

*Print the name and title of each signing officer under his or her signature.